Related Party Transactions (Details Narrative)								3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 27, 2024 USD ($)	Jun. 27, 2024 DKK (kr)	Apr. 01, 2024 USD ($)	Apr. 28, 2023 USD ($)	Apr. 28, 2023 DKK (kr)	Feb. 14, 2023 USD ($)	Feb. 14, 2023 DKK (kr)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 DKK (kr)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 DKK (kr)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 DKK (kr)	Dec. 31, 2022 USD ($)	Sep. 30, 2024	Jun. 30, 2024 DKK (kr)	Jun. 27, 2024 DKK (kr)	Dec. 31, 2023 DKK (kr)	Jun. 30, 2023 DKK (kr)	Mar. 29, 2023
Related Party Transaction [Line Items]
Annual salary								$ 150,602	$ 146,236	$ 295,931		$ 199,712		$ 516,926
Notes payable														69,605
Interest rate percentage																						15.00%
Related Party [Member]
Related Party Transaction [Line Items]
Notes payable								21,901		21,901
Stefan Muehlbauer and Tiffany Muehlbauer [Member]
Related Party Transaction [Line Items]
Other liabilities								20,647	20,647	20,647		20,647		20,647
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Management fee										93,750		58,125		120,625
Other liabilities								182,272	110,465	182,272		110,465
Annual salary										18,727		1,180		2,020
Annual salary										$ 200,000
Lump sum bonus														25,000
Annual cash bonus, percentage										100.00%	100.00%
Stock-based bonus, percentage										100.00%	100.00%
Chief Financial Officer [Member] | New Employment Agreement [Member]
Related Party Transaction [Line Items]
Annual salary														125,000
Chief Financial Officer [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Other liabilities														140,875
Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Management fee										$ 159,432	kr 1,100,000	119,808	kr 825,000	25,500
Annual salary						$ 300,000	kr 2,200,000
Salaries								260,068	91,945	260,068		91,945		12,766				kr 1,806,850			kr 627,500
Annual bonus percentage						150.00%	150.00%
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Management fee										79,164	kr 550,000	119,808	825,000	2,183	kr 15,000
Annual salary												459	16,779	2,771	18,714
Annual salary			$ 300,000			$ 300,000	kr 2,200,000
Salaries								220,031	91,945	$ 220,031		91,945		151,764				kr 1,528,691		kr 1,025,000	627,500
Management fees														$ 285,020	kr 1,925,000
Annual bonus percentage										150.00%	150.00%			150.00%	150.00%
Notes payable									23			23									155
Interest rate percentage								3.00%		3.00%				3.00%				3.00%		3.00%
Annual cash bonus, percentage			150.00%
Stock-based bonus, percentage			100.00%
Chief Executive Officer [Member] | Notes Payable One [Member]
Related Party Transaction [Line Items]
Notes payable														$ 17,173						kr 118,000
Chief Executive Officer [Member] | Notes Payable Two [Member]
Related Party Transaction [Line Items]
Notes payable														2,183						kr 15,000
Chief Executive Officer [Member] | New Employment Agreement [Member]
Related Party Transaction [Line Items]
Annual salary							kr 2,200,000							300,000
Director and Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Management fee	$ 21,901	kr 152,160										286,176	kr 1,953,067	$ 40,425	kr 273,027
Notes payable									17,217			17,217									kr 118,300
Interest rate percentage	5.00%							3.00%		3.00%				3.00%				3.00%	5.00%	3.00%
Management fees	$ 21,901																		kr 152,160
Director and Chief Executive Officer [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Interest rate percentage																	5.00%
Paw Juul Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Salaries														$ 143,895						kr 971,850
Annual bonus percentage						150.00%	150.00%
Management fees														285,020	1,925,000
Paw Juul Chief Technology Officer [Member] | New Employment Agreement [Member]
Related Party Transaction [Line Items]
Annual salary														300,000	2,200,000
Director and Office [Member]
Related Party Transaction [Line Items]
Management fee				$ 14,506	kr 99,000									$ 17,173	kr 118,000
Interest rate percentage				3.00%	3.00%									3.00%						3.00%
Former Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Management fee										$ 25,500		25,500
Salaries								$ 12,766	$ 12,766	12,766		$ 12,766
Mr.Mathiesen and Lithium Harvest [Member]
Related Party Transaction [Line Items]
Annual salary										7,000
Annual salary								$ 75,000		75,000
Sune Mathiesen and PawJuul [Member]
Related Party Transaction [Line Items]
Annual salary										$ 310